Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Shareholders’ Equity

17.    Shareholders’ equity

Ordinary shares

The Company was incorporated in the BVI as a limited company with limited liability on December 4, 2023. The authorized number of ordinary shares was 200,000 shares with no par value each divided into (i) 180,000 Class A ordinary shares of no par value each and (ii) 20,000 Class B ordinary shares of no par value each.

On August 13, 2024, the Company effected a share split at a ratio of 1-to-1,800. As a result of the share split, the Company now has 360,000,000 authorized ordinary shares with no par value each divided into (i) 324,000,000 Class A ordinary shares of no par value each and (ii) 36,000,000 Class B ordinary shares of no par value each. As a result, 18,000,000 Class A ordinary shares and 4,500,000 Class B ordinary shares issued and outstanding as of the date hereof.